Share-based Payments - Narrative (Details) ¥ / shares in Units, ¥ in Millions		12 Months Ended
	Jan. 08, 2019	Mar. 31, 2025 JPY (¥) shares ¥ / shares	Mar. 31, 2024 JPY (¥) shares ¥ / shares	Mar. 31, 2023 JPY (¥) ¥ / shares	Mar. 31, 2022 ¥ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		¥ 73,585	¥ 71,510	¥ 61,024
Stock options granted (in shares) | shares		0	0
Weighted-average share price for share options exercised (in JPY per share) | ¥ / shares		¥ 4,167	¥ 4,540	¥ 3,852
Weighted-average exercise price of share options outstanding (in JPY per share) | ¥ / shares		¥ 4,138	¥ 4,136	¥ 4,111	¥ 4,094
Weighted-average remaining contractual life of share options outstanding		7 years	8 years	9 years
American depositary shares | Shire
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of award or share per common stock	0.5
Liability-settled long-term incentive plan (LTIP)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ratio of award or share per common stock		1
BIP, ESOP and Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		¥ 72,867	¥ 70,871	¥ 60,672
BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		1 year	1 year
ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		1 year	1 year
Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life		1 year	1 year
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Stock options | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term		10 years
Stock options | Corporate officers and senior management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expiration term		20 years
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Unvested shares (in shares) | shares		0
Award vesting percentage		33.33%	33.33%	33.33%
Restricted stock units (RSUs) | BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Restricted stock units (RSUs) | Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance stock units (PSUs) | BIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance stock units (PSUs) | ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Performance stock units (PSUs) | Equity-Settled LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Phantom stock appreciation rights and restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation cost (reversal of cost)		¥ 717	¥ 639	¥ 352
Liabilities from share-based payment transactions		¥ 642	¥ 1,018	¥ 1,026
Phantom stock appreciation rights (PSARs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Expiration term		10 years
Award vesting percentage		33.33%	33.33%	33.33%